LOSS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Loss Per Share Details
Loss available to common shareholders (numerator)	$ (455,776)	$ 22,561	$ (240,515,187)	$ 6,855	$ (20,914,263)	$ (64,046)
Weighted average number of common shares outstanding during the period used in loss per share (denominator)	1,586,592	1,049,519	1,543,972	710,741	1,038,755	368,200
Loss per share	$ (0.29)	$ 0.02	$ (155.78)	$ 0.01	$ (20.13)	$ (0.17)